REVENUE AND COST OF SALES (Tables)	6 Months Ended
Jun. 30, 2024
REVENUE AND COST OF SALES
Schedule Of Revenue
	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Concentrate sales	$14,346	$9,838	$27,020	$19,830
Provisional pricing adjustments	441	(620)	160	(787)
	$14,787	$9,218	$27,180	$19,043

Schedule Of Cost Of Sales
	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Production costs	$8,910	$7,407	$18,143	$14,711
Write down of equipment and materials and supplies inventory	384	91	384	91
Depreciation and depletion	796	677	1,617	1,347
	$10,090	$8,175	$20,144	$16,149